Nature of Business and Basis of Presentation (Details) $ / shares in Units, $ in Thousands					1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 12, 2022 USD ($)	Aug. 11, 2022 $ / shares shares	Feb. 02, 2022 USD ($) $ / shares shares	Aug. 09, 2021 USD ($)	Jan. 31, 2022 USD ($)	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Mar. 31, 2022 $ / shares	Mar. 31, 2021 $ / shares
Nature Of Business And Basis Of Presentation [Line Items]
Assets Held-in-trust				$ 207,000
Paymnets for repurchase of common stock				194,900
Net Income Loss						$ (51,926)	$ (27,174)	$ (90,133)	$ (48,457)	$ (112,310)	$ (53,251)
Retained Earnings (Accumulated Deficit)						(343,716)		(343,716)		(253,569)	(141,259)
Cash and cash equivalents						$ 44,132	$ 52,340	44,132	52,340	31,446	95,068
Net Cash Provided by (Used in) Operating Activities								$ (72,165)	$ (42,300)	$ (91,832)	$ (46,599)
Funds available after redemptions to finance transaction expenses and future operations				12,100
Number of warrants or rights outstanding | shares						12,383,304		12,383,304
Common stock, par value (in Dollars per share) | $ / shares						$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Nature Of Business And Basis Of Presentation [Line Items]
Net Income Loss								$ (90,100)	$ (48,500)
Retained Earnings (Accumulated Deficit)						$ (343,700)		(343,700)
Cash and cash equivalents						$ 44,100		44,100		$ 31,400
Net Cash Provided by (Used in) Operating Activities								$ (72,200)	$ (42,300)
Business combination exchange ratio			0.6656
Common stock, par value (in Dollars per share) | $ / shares			$ 0.0001			$ 0.0001		$ 0.0001		$ 0.001	$ 0.001
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | PIPE [Member]
Nature Of Business And Basis Of Presentation [Line Items]
Proceeds from divestiture of businesses			$ 136,400
Cash acquired net of redemption						$ 109,700
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Subsequent Event [Member] | August 2022 Subscription Agreements [Member]
Nature Of Business And Basis Of Presentation [Line Items]
Proceeds from issuance of common stock	$ 108,400
Private Placement Warrants [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Nature Of Business And Basis Of Presentation [Line Items]
Number of warrants or rights outstanding | shares			2,062,500
Warrants price per share (in Dollars per share) | $ / shares			$ 11.5
Public Warrants [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Nature Of Business And Basis Of Presentation [Line Items]
Number of warrants or rights outstanding | shares			10,350,000
Warrants price per share (in Dollars per share) | $ / shares			$ 11.5
Public and Private Placement Warrants [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Nature Of Business And Basis Of Presentation [Line Items]
Warrants expiration period			5 years
Environmental Impact Acquisition Corp [Member]
Nature Of Business And Basis Of Presentation [Line Items]
Advance received under PIPE financing										$ 13,500
Direct and incremental transaction costs				25,000
GreenLight Biosciences is expected to receive aggregate net proceeds of approximately $282.3 million				$ 111,400
Environmental Impact Acquisition Corp [Member] | Subsequent Event [Member]
Nature Of Business And Basis Of Presentation [Line Items]
Purchase price			$ 136,400
Business acquisition, equity interest issued or issuable, number of shares | shares			12,400,000
Advance received under PIPE financing					$ 21,800
Legacy Green Light [Member]
Nature Of Business And Basis Of Presentation [Line Items]
Shares issued, price per share | $ / shares										$ 0.0001
Business combination exchange ratio			0.6656							0.6656
Legacy Green Light [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Nature Of Business And Basis Of Presentation [Line Items]
Business combination exchange ratio			0.6656
Business combination transaction costs						$ 26,700		$ 26,700
Intangible assets			$ 0
Legacy Green Light [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | PIPE [Member]
Nature Of Business And Basis Of Presentation [Line Items]
Purchase price					$ 21,800					$ 13,500
Legacy Green Light [Member] | Common Class A [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Nature Of Business And Basis Of Presentation [Line Items]
Business acquisition, equity interest issued or issuable, number of shares | shares			12,425,000
Common stock, par value (in Dollars per share) | $ / shares			$ 0.0001
Legacy Green Light [Member] | Common Class A [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | PIPE [Member]
Nature Of Business And Basis Of Presentation [Line Items]
Purchase price			$ 124,300
Private Placement [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Subsequent Event [Member]
Nature Of Business And Basis Of Presentation [Line Items]
Number of units issued (in Shares) | shares		27,640,301
Price per unit (in Dollars per share) | $ / shares		$ 3.92